Note 7 - Leases - Future Commitments Under Long-term Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
2023, finance	$ 139
2023, operating	489
2023, total	628
2024, finance	129
2024, operating	419
2024, total	548
2025, finance	64
2025, operating	357
2025, total	421
2026, finance	38
2026, operating	179
2026, total	217
2027, finance	15
2027, operating	95
2027, total	110
Thereafter, finance	375
Thereafter, operating	0
Thereafter, total	375
Total lease payments, finance	760
Total lease payments, operating	1,539
Total lease payments, total	2,299
Less imputed interest, finance	264
Less imputed interest, operating	153
Less imputed interest, total	417
Total, finance	496	$ 663
Total, operating	1,386	1,598
Total, total	1,882
Less: current portion of obligations under leases, finance	115	167
Less: current portion of obligations under leases, operating	424	534
Less: current portion of obligations under leases, total	539
Long-term portion of obligations under leases, finance	381	496
Long-term portion of obligations under operating leases	962	$ 1,064
Long-term portion of obligations under leases, total	$ 1,343